RELATED PARTY TRANSACTIONS (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Summary of compensation for key management and Board of Directors
	Periods ended June 30,
In thousands of USD	2022	2023
Salaries and other emoluments	6,723	4,263
Total	6,723	4,263

	Years ended December 31,
In thousands of USD	2020	2021	2022
Salaries and other emoluments	10,175	11,627	11,969
Total	10,175	11,627	11,969

Summary of other related party balances and transactions
Name of related party	Relationship with the Group
Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of Matrixport Group and has significant influence over Matrixport Group.
Details of assets, liabilities and transactions with the related party are as follows:

In thousands of USD	At December 31, 2022	At June 30, 2023
Due from a related party
- Trade receivables	75	—
- Loans to a related party(1)	322	308
Total due from a related party	397	308
Due to a related party
- Other payables(2)	316	127
Total due to a related party	316	127

	Periods ended June 30,
In thousands of USD	2022	2023
- Provide service to a related party	1,377	330
- Receive service from a related party	82	154
- Interest earned from a related party	355	—
- Return of wealth management product from a related party	283	—
- Changes in fair value of financial assets at fair value through profit or loss	—	2,238

(1)	Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.
(2)	Other payables represent the accrued service expense related to the custody and other services provided by the related party.

Name of related parties	Relationship with the Group
Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of Matrixport Group and has significant influence over Matrixport Group.
Details of due from related party are as follows:

	At December 31,
In thousands of USD	2021	2022
Due from related party
- Trade receivables	413	75
- Loans to a related party(1)	1,087	322
Total due from related party	1,500	397

Due to related party
- Other payables(2)	19	316
Total due to related party	19	316

(1)	Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.
(2)	Other payables represent the accrued service expense related to the custody and other services provided by the related party.
Details of transactions with the related party are as follows:
	Years ended December 31,
In thousands of USD	2020	2021	2022
- Provide service to a related party	—	530	3,076
- Receive service from a related party	—	294	425
- Interest earned from a related party	—	1,552	1,499
- Return of wealth management products from a related party	—	737	283
- Changes in fair value of financial assets at fair value through profit or loss	—	—	(952)